Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net income	$ 1,700	$ 1,905	$ 1,868
Adjustments to reconcile net cash provided by continuing operating activities:
Depreciation and amortization, total	642	633	599
Equity-based compensation	105	87	99
Deferred income taxes	(51)	(54)	100
Provision for losses on accounts receivable and inventory	70	50	73
(Gain) loss on investments, net	(33)	(5)	7
Loss on extinguishment of debt	20	9	0
Other non-cash items	(15)	32	16
Changes in assets and liabilities, net of the effects of acquisitions and divestitures:
Accounts receivable, net	(180)	24	(9)
Inventories	(75)	(275)	(203)
Accounts payable	12	2	(13)
Income taxes	122	111	(423)
Accrued and other liabilities	(7)	(32)	69
Other	(215)	(62)	(1)
Net cash provided by operating activities	2,095	2,425	2,182
Cash Flows From Investing Activities:
Capital expenditures	(482)	(526)	(467)
Acquisitions, net of cash acquired	(248)	(1,134)	(13)
Acquisition of licenses and technology	(33)	(52)	(6)
Sale of investments	49	31	17
Purchase of investments	(16)	(12)	(19)
Other	8	15	8
Net cash provided by (used in) investing activities	(722)	(1,678)	(480)
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	(210)	95	(282)
Issuance of debt	1,629	1,240	0
Repayment of debt	(545)	(557)	(258)
Dividends paid	(487)	(434)	(396)
Repurchase of shares	(1,710)	(932)	(955)
Proceeds from exercise of share options	228	241	176
Transfer of cash and cash equivalents to Mallinckrodt	(180)	0	0
Payment of contingent consideration	(95)	(47)	(71)
Other	42	11	15
Net cash provided by (used in) financing activities	(1,328)	(383)	(1,771)
Effect of currency rate changes on cash	(43)	(1)	7
Net increase (decrease) in cash and cash equivalents	2	363	(62)
Cash and cash equivalents at beginning of year	1,866	1,503	1,565
Cash and cash equivalents at end of year	1,868	1,866	1,503
Supplemental Cash Flow Information:
Interest paid	206	210	209
Income taxes paid, net of refunds	$ 408	$ 278	$ 675